Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 13,836	$ 6,028
Accounts receivable	373,651	328,584
Crude oil inventory	19,657	20,070
Derivative instruments	162,843	19,321
Prepaid expenses	144,459	98,842
Total current assets	714,446	472,845
Derivative instruments	132,598
Investment in securities	56,366
Deferred taxes	125,533	374,993
Exploration and evaluation assets	270,593	233,290
Property, plant and equipment	5,691,522	4,824,195
Total assets	6,991,058	5,905,323
Current
Accounts payable and accrued liabilities	481,444	440,658
Dividends payable	13,058
Derivative instruments	55,845	268,973
Income taxes payable	341,698	37,182
Total current liabilities	892,045	746,813
Derivative instruments	0	51,213
Long-term debt	1,081,351	1,651,569
Lease obligations	(51,507)	(60,190)
Asset retirement obligations	1,087,757	1,000,554
Deferred taxes	477,340	328,839
Total liabilities	3,590,000	3,839,178
Shareholders' Equity
Shareholders' capital	4,243,794	4,241,773
Contributed surplus	35,409	49,529
Accumulated other comprehensive income	123,505	28,467
Deficit	(1,001,650)	(2,253,624)
Total shareholders' equity	3,401,058	2,066,145
Total liabilities and shareholders' equity	$ 6,991,058	$ 5,905,323